Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial Assets At Fair Value Through Profit Or Loss
9.	Financial Assets at Fair Value through Profit or Loss

(1)	Financial assets at fair value through profit or loss as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss
Beneficiary Certificate	￦	1,313	155,122	629	206,160
Cooperative		—	5,692	—	5,797
Other (*)		1,194,788	312,401	360,204	202,003

		1,196,101	473,215	360,833	413,960

Financial assets designated as at fair value through profit or loss
Debt with embedded derivatives		—	212,066	—	258,071

	￦	1,196,101	685,281	360,833	672,031

(*)	‘Other’ includes MMT, etc.
(2)	Details of income (loss) from financial assets at fair value through profit or loss for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Beneficiary Certificate	￦	6,127	13,632
Cooperative		645	110
Debt with embedded derivatives		3,598	854
Other		30,329	19,848

	￦	40,699	34,444